Shareholder Report, Average Annual Return (Details) 462710_The Tocqueville Fund_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	120 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Without Sales Load [Member] | The Tocqueville Fund
Average Annual Return [Line Items]
Line Graph and Table Measure Name	TF (without sales charge)
Average Annual Return, Percent	25.81%	16.30%	12.72%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	14.64%